Schedule of provision for income taxes (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Deferred Tax Assets, Net of Valuation Allowance
SINGAPORE
Deferred Tax Assets, Gross	493,223	734,651	924,114	503,121
Deferred Tax Assets, Valuation Allowance	(537,733)	(734,651)	(924,114)	(503,121)
MALAYSIA
Deferred Tax Assets, Gross	5,077	6,936	13,644	19,466
Deferred Tax Assets, Valuation Allowance	$ (5,077)	$ (6,936)	$ (13,644)	$ (19,466)